Schedule of Investments PIMCO New York Municipal Income Fund II	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 190.3% ¤
MUNICIPAL BONDS & NOTES 181.0%
ARIZONA 0.4%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	$400	$387

DELAWARE 1.4%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.167% due 10/01/2038	1,330	1,063
7.120% due 10/01/2038	235	214

		1,277

ILLINOIS 3.5%
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	2,000	2,069
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	1,000	1,017

		3,086

NEW YORK 164.7%
Battery Park City Authority, New York Revenue Bonds, Series 2019 2.570% due 11/01/2038	1,000	1,000
Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	800	628
Build NYC Resource Corp., New York Revenue Bonds, Series 2017 5.000% due 11/01/2047 (c)	2,000	2,107
Build NYC Resource Corp., New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	1,800	1,607
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2015 5.000% due 07/01/2045	3,000	3,030
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2016
4.000% due 07/01/2041	3,200	2,593
5.000% due 07/01/2046	1,000	931
Housing Development Corp., New York Revenue Bonds, Series 2017 3.700% due 11/01/2047	1,000	793
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	1,500	1,381
Huntington Local Development Corp., New York Revenue Bonds, Series 2021 5.250% due 07/01/2056	700	560
Long Island Power Authority, New York Revenue Bonds, Series 2014 5.000% due 09/01/2044	3,500	3,542
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005 2.570% due 11/01/2035	3,000	3,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2039	1,500	1,470
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2016 5.250% due 11/15/2056	1,200	1,183
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2035	3,500	3,141
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,750	1,774
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 4.000% due 12/01/2041	1,400	1,148
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020 4.000% due 12/01/2046	1,140	893
Nassau County, New York General Obligation Bonds, Series 2022 4.250% due 04/01/2052	1,400	1,224
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 1999 2.900% due 01/01/2034	4,175	4,175
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	1,638	900
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006 5.125% due 06/01/2046	4,000	3,536
New York City Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010 2.570% due 06/15/2041	1,300	1,300
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2016 4.000% due 07/15/2040	1,000	934
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017 4.000% due 02/01/2044	2,000	1,823

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018 4.000% due 08/01/2041	685	636
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2044	1,500	1,366
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020 4.000% due 05/01/2047	1,550	1,391
New York City Water & Sewer System, New York Revenue Bonds, Series 2016 4.000% due 06/15/2046	1,130	1,022
New York City Water & Sewer System, New York Revenue Bonds, Series 2018 5.000% due 06/15/2040	2,300	2,390
New York City Water & Sewer System, New York Revenue Bonds, Series 2019 5.000% due 06/15/2049	2,645	2,729
New York City, New York General Obligation Bonds, Series 2013 5.000% due 08/01/2031	2,000	2,028
New York City, New York Housing Development Corp. Revenue Bonds, Series 2006 2.200% due 03/15/2036	300	300
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	230	200
5.000% due 11/15/2045	1,000	997
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	30,000	5,469
0.000% due 06/01/2055 (b)	9,000	566
New York County, New York Tobacco Trust Revenue Bonds, Series 2016
5.000% due 06/01/2036	1,000	1,014
5.000% due 06/01/2041	1,000	1,010
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	3,130	3,248
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	4,000	3,590
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	2,135	1,845
New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022 4.000% due 07/01/2051	1,500	1,313
New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005 5.500% due 05/15/2031	3,490	3,941
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047	750	667
5.000% due 12/01/2030	1,000	999
5.000% due 12/01/2033	800	771
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2037	2,750	2,274
4.000% due 03/15/2043	2,000	1,819
5.000% due 03/15/2044	2,625	2,702
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2041	1,000	1,035
5.000% due 07/01/2042	1,000	1,044
5.000% due 03/15/2047	2,000	2,051
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2040	1,500	1,390
4.000% due 07/01/2050	3,500	2,978
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	465	381
5.000% due 07/15/2050	465	437
New York State Environmental Facilities Corp. Revenue Bonds, Series 2022 4.000% due 06/15/2047	2,250	2,045
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	2,600	2,257
New York State Thruway Authority Revenue Bonds, Series 2016 5.250% due 01/01/2056	1,480	1,498
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	964
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2050	1,775	1,530
New York State Urban Development Corp. Revenue Bonds, Series 2004 2.500% due 03/15/2033	3,900	3,900
New York State Urban Development Corp. Revenue Bonds, Series 2019 5.000% due 03/15/2041	2,500	2,603
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2049	2,000	1,765
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047 «	1,250	1,099
New York Transportation Development Corp. Revenue Bonds, Series 2022 4.000% due 12/01/2042	2,290	1,855
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	502
5.250% due 05/15/2040	500	499
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
5.000% due 12/01/2040	1,450	1,530
5.000% due 12/01/2043	1,000	1,049
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.250% due 11/15/2056	2,700	2,768
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.250% due 11/15/2057	5,400	5,637
Port Authority of New York & New Jersey Revenue Bonds, Series 2020 4.000% due 07/15/2060	400	328

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.000% due 07/01/2032	470	506
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	475	385
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	1,500	1,266
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,800	2,437
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2041	1,000	1,037
5.000% due 11/15/2043	750	775
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.000% due 05/15/2057	2,510	2,563
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2034	1,800	1,869
TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2035	3,000	3,051
5.000% due 06/01/2041	500	503
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2047	1,000	755
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014 5.500% due 05/01/2042	1,000	1,003

		146,255

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(a)	320	180

PENNSYLVANIA 0.7%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	560	639

PUERTO RICO 7.5%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (b)	10,200	559
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	1,517	760
0.000% due 11/01/2051	972	382
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	547	469
5.750% due 07/01/2031	161	165
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	51	47
5.625% due 07/01/2027	169	172
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(a)	490	99
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	2,830	642
4.750% due 07/01/2053	3,385	2,899
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.784% due 07/01/2058	565	477

		6,671

TEXAS 0.6%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	220	169
12.000% due 12/01/2045	400	348

		517

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	905	908

VIRGINIA 1.0%
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (b)	8,000	372

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

5.500% due 07/01/2044	500	467

		839

Total Municipal Bonds & Notes (Cost $174,148)		160,759

SHORT-TERM INSTRUMENTS 9.3%
REPURCHASE AGREEMENTS (e) 9.3%		8,277

Total Short-Term Instruments (Cost $8,277)		8,277

Total Investments in Securities (Cost $182,425)		169,036

Total Investments 190.3% (Cost $182,425)		$169,036
Auction Rate Preferred Shares (65.3)%		(58,000)
Remarketable Variable Rate MuniFund TermPreferred Shares, at liquidation value (23.6)%		(20,964)
Other Assets and Liabilities, net (1.4)%		(1,242)

Net Assets Applicable to Common Shareholders 100.0%		$88,830

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$2,943	$2,257	2.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$8,277	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(8,443)	$8,277	$8,277

Total Repurchase Agreements	$(8,443)	$8,277	$8,277

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$387	$0	$387
Delaware	0	1,277	0	1,277
Illinois	0	3,086	0	3,086
New York	0	145,156	1,099	146,255
North Dakota	0	180	0	180
Pennsylvania	0	639	0	639
Puerto Rico	0	6,671	0	6,671
Texas	0	517	0	517
U.S. Virgin Islands	0	908	0	908
Virginia	0	839	0	839
Short-Term Instruments
Repurchase Agreements	0	8,277	0	8,277

Total Investments	$0	$167,937	$1,099	$169,036

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022(1)

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$2,400	$(1,317)	$0	$0	$16	$0	$0	$1,099	$16

Schedule of Investments PIMCO New York Municipal Income Fund II (Cont.)	September 30, 2022 (Unaudited)

Totals	$0	$2,400	$(1,317)	$0	$0	$16	$0	$0	$1,099	$16

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Municipal Bonds & Notes
New York		$1,099	Proxy Pricing			Base Price			86.612	—

Total		$1,099

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the PIMCO may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the PIMCO does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration

Other Abbreviations:
AID	Agency International Development	BABs	Build America Bonds	TBA	To-Be-Announced